SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 865,518	$ 891,423	$ 745,154
Less: Accumulated depreciation	(583,719)	(533,645)	(281,767)
Property, plant and equipment, net	281,799	357,778	463,387
Plant and Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	584,337	601,405	476,219
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	59,590	61,143	55,848
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	80,590	83,239	77,497
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	23,174	23,936	22,285
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 117,827	$ 121,700	$ 113,305